Stock-Based Compensation (Information Related To Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Weighted average fair value of options granted	$ 1.03	$ 0.91	$ 0.75